TAXATION (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the income tax expenses for the years ended December 31, 2018, 2017 and 2016 are as follows

	The Years ended December 31,
	2018	2017	2016
Current income tax provision	$11,567	$-	$253,489
Deferred income tax provision	-	-	4,060
Total	$11,567	$-	$257,549

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2018 and 2017 and the Company’s effective income tax expenses is as follows:

	The Years ended December 31,
	2018	2017	2016
(Loss) income before income taxes	$(50,357)	$(745,660)	$1,007,110
Statutory EIT rate	25%	25%	25%
Income tax (benefit) expense computed at statutory EIT rate	(12,589)	(186,415)	251,778
Reconciling items:
International tax rate differential	46	-	-
Non-deductible expenses	132,498	57,401	5,771
Valuation allowance change	(108,388)	129,014	-

Income tax expense	$11,567	$-	$257,549
Effective tax rate	(23.0)%	-%	25.6%

Deferred tax assets [Table Text Block]
Significant components of deferred tax assets were as follows:

	For the Fiscal Years Ended December 31,
	2018	2017
Net operating loss carry forwards	$-	$129,014
Allowance for doubtful accounts	18,213	-
Impairment expenses	4,255	-
Deferred tax assets, gross	22,468	129,014
Less: Valuation allowance	(22,468)	(129,014)
Deferred tax assets, net	$-	$-